Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	0 Months Ended			2 Months Ended
	Jun. 25, 2014	Sep. 30, 2014	Jan. 28, 2015	Dec. 27, 2014	Jan. 12, 2015	Feb. 28, 2014 MMBTU	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Subsequent Event [Line Items]
Shares Issued	30,300,000
Proceed from issuance of shares		$ 550,025,000
Revolving credit facility							500,000,000
Borrowing base		100,000,000
Outstanding letters of credit		25,000,000
Outstanding borrowings		0
Available capacity on the Revolving Credit Facility		75,000,000
Carrying value proved oil and gas properties		461,768,000						97,528,000	6,986,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding letters of credit					26,900,000
Subsequent Event [Member] | Conventional [Member]
Subsequent Event [Line Items]
Carrying value proved oil and gas properties										51,000,000
Conventional properties as a percentage of carrying value of proved oil and natural gas properties										7.00%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares Issued				62,500,000
Shares issued, price per share				$ 7.04
Proceed from issuance of shares			434,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit facility					500,000,000	500,000,000
Borrowing base					100,000,000
Debt, maturity date					Jan. 15, 2018
Outstanding borrowings					0
Available capacity on the Revolving Credit Facility					$ 73,100,000
Subsequent Event [Member] | Commodity Contract [Member]
Subsequent Event [Line Items]
Financial commodity derivative contracts						40,000